Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other income and expenses, net	$ 228.0	$ 182.0	$ 55.0
ST Foundation
Related Party Transaction [Line Items]
Other income and expenses, net	$ 1.0	$ 1.0	$ 1.0